Related Party Transactions - Transactions with Subsidiaries, Joint Ventures and Associates - Deposits Received (Detail) - EUR (€) € in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2020	Dec. 31, 2019
Deposits (Transactions with Subsidiaries, Joint Ventures and Associates)
Deposits, beginning of period		€ 58	€ 68
Movement in deposits during the period	[1]	(11)	(11)
Changes in the group of consolidated companies		0	0
Exchange rate changes/other		0	1
Deposits, end of period		€ 47	€ 58

[1]	Net impact of deposits received and deposits repaid during the year is shown as Movement in deposits during the period.